Stock Options, Awards and Warrants (Details) (USD $)	3 Months Ended	12 Months Ended
	Mar. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Warrant [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares, Beginning Balance		119,376	119,376
Shares, Granted		0	0
Shares, Exercised		(47,068)	0
Shares, Forfeited		(72,308)	0
Shares, Ending Balance		0	119,376
Shares, Exercisable		0	119,376
Weighted Average Exercise Price, Beginning Balance		$ 10.00	$ 10.00
Weighted Average Exercise Price, Granted		$ 0	$ 0
Weighted Average Exercise Price, Exercised		$ 10.00	$ 0
Weighted Average Exercise Price, Forfeited		$ 10.00	$ 0
Weighted Average Exercise Price, Ending Balance		$ 0	$ 10.00
Weighted Average Exercise Price, Exercisable		$ 0	$ 10.00
Employee Stock Option [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares, Beginning Balance	264,652	387,101	395,351
Shares, Granted	0	0	0
Shares, Exercised	0	(4,139)	0
Shares, Forfeited	(16,861)	(118,310)	(8,250)
Shares, Ending Balance	247,791	264,652	387,101
Shares, Exercisable	247,791	264,652	387,101
Weighted Average Exercise Price, Beginning Balance	$ 11.75	$ 11.19	$ 11.16
Weighted Average Exercise Price, Granted	$ 0	$ 0	$ 0
Weighted Average Exercise Price, Exercised	$ 0	$ 8.79	$ 0
Weighted Average Exercise Price, Forfeited	$ 10.41	$ 10.02	$ 9.90
Weighted Average Exercise Price, Ending Balance	$ 11.85	$ 11.75	$ 11.19
Weighted Average Exercise Price, Exercisable	$ 11.85	$ 11.75	$ 11.19
Weighted average fair value of options granted during the year	$ 0	$ 0	$ 0